DEPOSITS (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
DEPOSITS [Abstract]
Savings certificates	$ 2,500	$ 4,379	$ 2,441	$ 2,272
Brokered CDs	9,900	$ 10,500
Certificates of Deposit [Member]
DEPOSITS [Abstract]
Savings certificates	$ 250